voxeljet UK - Restructure (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Subsidiaries
Cost of sales	€ 3,571	€ 4,810	€ 10,747	€ 11,141
Selling expenses	1,687	1,990	5,125	5,384
Administrative expenses	€ 1,567	€ 1,494	4,591	€ 4,118
Restructuring
Subsidiaries
Cost of sales			284
Selling expenses			35
Administrative expenses			212
Impact of restructuring			531
Loss on disposal of assets
Subsidiaries
Cost of sales			212
Selling expenses			19
Administrative expenses			78
Employee termination costs
Subsidiaries
Cost of sales			64
Selling expenses			16
Administrative expenses			34
Impairment Of Inventories
Subsidiaries
Cost of sales			8
Lease maintenance costs
Subsidiaries
Administrative expenses			68
Settlement of agreements
Subsidiaries
Administrative expenses			17
Legal Consulting
Subsidiaries
Administrative expenses			€ 15